Related Party Transactions	12 Months Ended
Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Related Party Transactions

34. RELATED PARTY TRANSACTIONS

Key Management Compensation

Key management includes Directors (executive and non-executive), Executive Officers, Senior Vice-Presidents and Vice-Presidents. The compensation paid or payable to key management is:

For the years ended December 31,	2020	2019	2018
Salaries, Director Fees and Short-Term Benefits	21	24	20
Post-Employment Benefits	3	2	3
Stock-Based Compensation	15	22	5
Other Long-Term Incentive Benefits	1	1	-
Termination Benefits	6	-	9
	46	49	37

Post-employment benefits represent the present value of future pension benefits earned during the year.